Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 60% - Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	875
5 Years	1,096
10 Years	1,729
Fidelity Advisor Asset Manager 60% - Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	1,873
Fidelity Advisor Asset Manager 60% - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Asset Manager 60% - Class I
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	930
Fidelity Advisor Asset Manager 60% - Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774